INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Loss for the year before income tax	$ (11,602,411)	$ (4,382,621)	$ (12,988,516)
Expected income tax recovery	(3,104,000)	(1,139,000)	(3,377,000)
Non-deductible share-based payments	378,000	233,000	352,000
Other permanent differences including foreign exchange	(41,000)	(1,899,000)	(1,709,000)
Financing costs	(638,000)	(142,000)	(142,000)
Changes in statutory and foreign tax rates and other	(463,000)	15,000	15,000
Adjustment to prior year provision versus statutory return	290,000	(490,000)	1,308,000
Change in unrecognized deductible temporary differences	3,605,029	3,538,391	3,704,272
Total income tax expense	$ 27,029	$ 116,391	$ 151,272